Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events	9. Subsequent Events We have evaluated subsequent events through the date of issuance of the financial statements, and did not have any material recognizable subsequent events after December 31, 2011.